Shareholder's capital - Performance Stock Units (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average remaining contractual term (years)
Weighted average remaining contractual term, Exercisable	5 years 7 months 17 days
Performance and restricted share units
Number of awards
Beginning balance (in shares)	2,443,672	2,721,207
Granted, including dividends (in shares)	1,090,457	805,433
Exercised (in shares)	(1,221,620)	(865,067)
Forfeited (in shares)	(202,799)	(217,901)
Ending balance (in shares)	2,109,710	2,443,672	2,721,207
Exercisable (in shares)	769,458
Weighted average grant-date fair value
Beginning balance (in USD per share)	$ 18.07	$ 16.58
Granted, including dividends (in USD per share)	17.99	19.94
Exercised (in USD per share)	12.62	13.79
Forfeited (in USD per share)	18.94	18.64
Ending balance (in USD per share)	18.38	$ 18.07	$ 16.58
Exercisable (in USD per share)	$ 18.70
Weighted average remaining contractual term (years)
Outstanding, Weighted average remaining contractual term	1 year 9 months 3 days	1 year 8 months 19 days	11 months 4 days
Granted, including dividends, Weighted average remaining contractual term	2 years	2 years 9 months 7 days
Weighted average remaining contractual term, Exercisable	1 month 6 days
Outstanding, aggregate intrinsic value	$ 18,608	$ 44,646	$ 54,560
Granted, including dividends, aggregate intrinsic value	17,524	12,881
Exercised, aggregate intrinsic value	23,636	17,005
Forfeited, aggregate intrinsic value	418	$ 3,981
Exercisable, aggregate intrinsic value	$ 6,787